Compass EMP Funds Trust

Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund

Incorporated herein by reference is the definitive version of the supplement for Compass EMP Commodity Strategies Enhanced Volatility Weighted Fund filed pursuant to Rule 497 (c) under the Securities Act of 1933, as amended, on March 31, 2014 (SEC Accession No.0000910472-14-001416).